Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

LoanCore Capital Credit REIT LLC (the “Company”)

J.P. Morgan Securities LLC

Goldman Sachs & Co. LLC

Morgan Stanley & Co. LLC

Wells Fargo Securities, LLC

Jefferies LLC

(together with the Company, the “Specified Parties”)

Re: LoanCore 2018-CRE1 Issuer, Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company contained in an electronic data file entitled “LNCR 2018-CRE1 – Accounting Tape.xlsx” provided to us on May 9, 2018 (the “Data File”) containing information on 27 mortgage assets (the “Mortgage Assets”) and the related 33 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral in the offering of the LoanCore 2018-CRE1 Issuer, Ltd. Floating Rate Notes and Preferred Shares (the “Securities”). The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means the payment date in May 2018, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
KPMG LLP is a Delaware limited liability partnership and the US member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Assets and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized in Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

2

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
May 9, 2018

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Address	Appraisal Report, Engineering Report
Property City	Appraisal Report, Engineering Report
Property State	Appraisal Report, Engineering Report
Property Zip Code	USPS Internet Site, Appraisal Report, Engineering Report, Phase I Environmental Report
Property County	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwriting Summary, Borrower Rent Roll, Appraisal Report
Unit of Measure	Underwriting Summary, Borrower Rent Roll, Appraisal Report
Occupancy %	Underwriting Summary
Occupancy Source Date	Underwriting Summary
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Assumption Agreement
Borrower Name	Promissory Note, Loan Agreement
Principals (Individuals)	Provided by the Company
Related Borrower (Y/N)	Loan Agreement, Guaranty Agreement
Note Date	Promissory Note, Loan Agreement
First Payment Date	Loan Agreement
Cut-Off Date	Provided by the Company
Annual Debt Service Payment (P&I)	Loan Agreement
Mortgage Loan Balance	Promissory Note, Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document
Initial Funded Amount ($)	Loan Agreement
Initial Future Funding Amount ($)	Loan Agreement
Mortgage Loan Cut-off Date Balance	Provided by the Company
Future Funding Participation Cut-off Date Balance	Provided by the Company
Future Funding Trigger / Requirements	Loan Agreement
Mortgage Asset Cut-off Date Balance ($)	Provided by the Company
Funded Companion Participation Cut-off Date Balance	Provided by the Company
ARD Loan (Y/N)	Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
Extension Options	Loan Agreement
Extension Options Description	Loan Agreement
First Extension Fee ($)	Loan Agreement
First Extension Fee %	Loan Agreement
First Extension Period (Months)	Loan Agreement
First Extension Floor	Loan Agreement
First Extension Cap	Loan Agreement
Second Extension Fee ($)	Loan Agreement
Second Extension Fee %	Loan Agreement
Second Extension Period (Months)	Loan Agreement
Second Extension Floor	Loan Agreement
Second Extension Cap	Loan Agreement
Third Extension Fee ($)	Loan Agreement
Third Extension Fee %	Loan Agreement
Third Extension Period (Months)	Loan Agreement
Third Extension Floor	Loan Agreement

A-2

ATTACHMENT A

Attribute	Source Document
Third Extension Cap	Loan Agreement
Exit Fee ($) / Deferred Origination Fee ($)	Loan Agreement
Exit Fee % / Deferred Origination Fee (%)	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement
Fully Funded Mortgage Loan Margin %	Loan Agreement
ARD Mortgage Rate After ARD and extension periods	Loan Agreement
Rate Step Up Post ARD Commencement Date	Loan Agreement
ARD Loan Fully Extended Maturity Date	Loan Agreement
Rounding Factor (4)	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement
Lookback Period	Loan Agreement
Mortgage Rate Floor	Loan Agreement
Mortgage Rate Cap	Loan Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement, Loan Agreement
LIBOR Cap Provider Rating	Interest Rate Cap Agreement, Loan Agreement
LIBOR Floor %	Loan Agreement, Loan Modification Agreement
LIBOR Cap Strike Price %	Interest Rate Cap Agreement, Loan Agreement
B Note / Mezz Loan Margin	Loan Agreement, Mezzanine Loan Agreement, Promissory Note
Interest Accrual Basis	Loan Agreement
Interest Rate Change	Loan Agreement
First Extension Spread Step Up	Loan Agreement
First Extension Spread	Loan Agreement

A-3

ATTACHMENT A

Attribute	Source Document
Second Extension Spread Step Up	Loan Agreement
Second Extension Spread	Loan Agreement
Third Extension Spread Step Up	Loan Agreement
Third Extension Spread	Loan Agreement
Interest Rate Change Amount	Loan Agreement
Interest Rate Change Trigger	Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Grace Period Balloon (Days)	Loan Agreement
Original Prepayment Provision	Loan Agreement
Remaining Prepayment Provision	Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement
Amortization Type During Initial Term	Loan Agreement
Amortization Type During Extensions	Loan Agreement
IO Number of Months	Loan Agreement
Amort Number of Months	Loan Agreement
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Stabilized Value Used For As-Is LTV (Y/N)	Provided by the Company
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Underwriting Summary
Third Most Recent Actual Revenues	Underwriting Summary

A-4

ATTACHMENT A

Attribute	Source Document
Third Most Recent Actual Expenses	Underwriting Summary
Third Most Recent Actual NOI	Underwriting Summary
Third Most Recent Actual NCF	Underwriting Summary
Second Most Recent As Of Date	Underwriting Summary
Second Most Recent Actual Revenues	Underwriting Summary
Second Most Recent Actual Expenses	Underwriting Summary
Second Most Recent Actual NOI	Underwriting Summary
Second Most Recent Actual NCF	Underwriting Summary
Most Recent As Of Date	Underwriting Summary
Most Recent Actual Revenues	Underwriting Summary
Most Recent Actual Expenses	Underwriting Summary
Most Recent Actual NOI	Underwriting Summary
Most Recent Actual NCF	Underwriting Summary
Underwritten Occupancy %	Underwriting Summary
Underwritten Revenues	Underwriting Summary
Underwritten Expenses	Underwriting Summary
Underwritten NOI	Underwriting Summary
Underwritten Reserves	Underwriting Summary
Underwritten NCF	Underwriting Summary
Underwritten Stabilized Occupancy %	Underwriting Summary
Underwritten Stabilized Revenues	Underwriting Summary
Underwritten Stabilized Expenses	Underwriting Summary
Underwritten Stabilized NOI	Underwriting Summary
Underwritten Stabilized Reserves	Underwriting Summary
Underwritten Stabilized NCF	Underwriting Summary
Appraisal Stabilized Occupancy %	Underwriting Summary

A-5

ATTACHMENT A

Attribute	Source Document
Appraisal Stabilized Revenues	Underwriting Summary
Appraisal Stabilized Expenses	Underwriting Summary
Appraisal Stabilized NOI	Underwriting Summary
Appraisal Stabilized Reserves	Underwriting Summary
Appraisal Stabilized NCF	Underwriting Summary
Loan Cross Portfolio Name	Loan Agreement
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty Agreement
Recourse Provisions	Guaranty Agreement
Recourse Carveout Guarantor	Guaranty Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease, Ground Lease Estoppel
Ground Lease Initial Expiration Date	Ground Lease, Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease, Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease, Ground Lease Estoppel
Ground Lease Expiration Date with Extension	Ground Lease, Ground Lease Estoppel
Type of Lockbox	Loan Agreement, Cash Management Agreement
Cash Management (Springing/In-place)	Loan Agreement, Cash Management Agreement
Lockbox Trigger Event	Loan Agreement, Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Environmental Escrow (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)	Loan Agreement, Settlement Statement
Springing Tax Escrow Description	Loan Agreement

A-6

ATTACHMENT A

Attribute	Source Document
Insurance Escrow (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)	Loan Agreement, Settlement Statement
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Replacement Reserve (Monthly)	Loan Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Monthly TI/LC Reserve ($)	Loan Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement
Initial Capital Improvement Reserve	Loan Agreement, Settlement Statement
Cut-off Capital Improvement Reserve	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Capital Improvement Reserve (Monthly)	Loan Agreement, Settlement Statement
Cut-off Other Reserve 1 ($)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Other Escrow 1 (Monthly)	Loan Agreement, Settlement Statement
Other (Springing) Escrow Reserve 1 Description (1)	Loan Agreement
Cut-off Other Reserve 2 ($)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Other Escrow 2 (Monthly)	Loan Agreement, Settlement Statement
Other (Springing) Escrow Reserve 2 Description (1)	Loan Agreement
Cut-off Other Reserve 3 ($)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Other Escrow 3 (Monthly)	Loan Agreement, Settlement Statement
Other (Springing) Escrow Reserve 3 Description (1)	Loan Agreement, Settlement Statement
Engineering Report Date	Engineering Report

A-7

ATTACHMENT A

Attribute	Source Document
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Certificate of Environmental Insurance
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report
Single-Tenant (Y/N)	Underwriting Summary, Lease Agreement, Tenant Estoppel
Property Manager	Management Agreement
TIC (Y/N)	Loan Agreement
Max Number of TICs	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion, Loan Agreement
DST (Y/N)	Loan Agreement
IDOT (Y/N)	Loan Agreement
Largest Tenant Name	Underwriting Summary
Largest Tenant SqFt	Underwriting Summary
Largest Tenant Exp Date	Underwriting Summary
2nd Largest Tenant Name	Underwriting Summary
2nd Largest Tenant SqFt	Underwriting Summary
2nd Largest Tenant Exp Date	Underwriting Summary
3rd Largest Tenant Name	Underwriting Summary
3rd Largest Tenant SqFt	Underwriting Summary
3rd Largest Tenant Exp Date	Underwriting Summary
4th Largest Tenant Name	Underwriting Summary

A-8

ATTACHMENT A

Attribute	Source Document
4th Largest Tenant Sqft	Underwriting Summary
4th Largest Tenant Exp Date	Underwriting Summary
5th Largest Tenant Name	Underwriting Summary
5th Largest Tenant Sqft	Underwriting Summary
5th Largest Tenant Exp Date	Underwriting Summary
Senior Debt Amount	Senior Loan Agreement, Promissory Note
Senior Debt Holder	Senior Loan Agreement, Promissory Note
Rate	Senior Loan Agreement, Promissory Note
Floor	Senior Loan Agreement, Promissory Note
Maturity	Senior Loan Agreement, Promissory Note
Amort	Senior Loan Agreement, Promissory Note
Administrative Fee Rate	Provided by the company
Net Mortgage Rate	Provided by the company
In-place Senior Debt Service	Senior Loan Agreement, Promissory Note
As Stabilized Senior Debt Service	Senior Loan Agreement, Promissory Note
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Provided by the Company
Permitted Future Debt (Y/N)	Loan Agreement
A-9

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Mortgage Asset Cut-off Date Balance ($) multiplied by Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis
Annual Debt Service Payment (Cap)	Mortgage Asset Cut-off Date Balance ($) multiplied by Mortgage Rate Cap multiplied by Interest Accrual Basis
Mortgage Asset % of Total Cut-off Date Balance	Mortgage Asset Cut-off Date Balance ($) divided by the sum of all Mortgage Asset Cut-off Date Balance ($) at loan level.
Mortgage Loan Balloon Payment ($)	Mortgage Loan Balance
Mortgage Asset Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance divided by No of Units
Mortgage Loan Balance / Unit ($)	Mortgage Loan Balance divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Initial Loan Term (Original)	Number of payments between and including Initial Maturity Date or Anticipated Repayment Date and First Payment Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Fully Funded Mortgage Loan Rate %	LIBOR rate plus Fully Funded Mortgage Loan Margin %

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	For all loans which have Stabilized Value Used For As-Is LTV (Y/N), Mortgage Loan Cut-off Date Balance divided by Stabilized Appraised Value. For all loans which do not have Stabilized Value Used for As-Is LTV (Y/N), Mortgage Loan Cut-off Date Balance divided by As-Is Appraised Value.
Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	For all loans which have Stabilized Value Used For As-Is LTV, Mortgage Loan Cut-off Date Balance minus Initial Capital Improvement Reserve divided by Stabilized Appraised Value. For all loans which do not have Stabilized Value Used for As-Is LTV (Y/N), Mortgage Loan Cut-off Date Balance minus Initial Capital Improvement Reserve divided by As-Is Appraised Value.
Committed Mortgage Loan (Stabilized) LTV Ratio	Mortgage Loan Balance divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payment (IO) multiplied by Mortgage Asset Cut-off Date Balance ($) divided by Mortgage Loan Cut-off Date Balance
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment (IO) multiplied by Mortgage Asset Cut-off Date Balance ($) divided by Mortgage Loan Cut-off Date Balance
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payment (IO) multiplied by Mortgage Asset Cut-off Date Balance ($) divided by Mortgage Loan Cut-off Date Balance
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payment (IO) multiplied by Mortgage Asset Cut-off Date Balance ($) divided by Mortgage Loan Cut-off Date Balance

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	For all loans which are interest only loans, Underwritten Stabilized NOI divided by the product of Mortgage Loan Balance multiplied by Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis. For all loans which are partial IO loans, Underwritten Stabilized NOI divided by Annual Debt Service Payment (P&I)
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	For all loans which are interest only loans, Underwritten Stabilized NCF divided by the product of Mortgage Loan Balance multiplied by Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis. For all loans which are partial IO loans, Underwritten Stabilized NCF divided by Annual Debt Service Payment (P&I)
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Mortgage Loan Balance
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Mortgage Loan Balance
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	For all loans which are interest only loans, Appraisal Stabilized NOI divided by the product of Mortgage Loan Balance multiplied by Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis. For all loans which are partial IO loans, Appraisal Stabilized NOI divided by Annual Debt Service Payment (P&I)
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	For all loans which are interest only loans, Appraisal Stabilized NCF divided by the product of Mortgage Loan Balance multiplied by Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis. For all loans which are partial IO loans, Appraisal Stabilized NCF divided by Annual Debt Service Payment (P&I)
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Mortgage Loan Balance
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Mortgage Loan Balance

B-3

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Total Debt Balance	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) plus Senior Debt Amount plus Mortgage Loan Cut-off Date Balance
Cut-off Date Total Debt As-Is LTV	For all loans which have Stabilized Value Used For As-Is LTV, Cut-off Date Total Debt Balance divided by Stabilized Appraised Value. For all loans which do not have Stabilized Value Used for As-Is LTV, Cut-off Date Total Debt Balance divided by As-Is Appraised Value.
Cut-off Date Total Debt Ann Debt Service ($)	The sum of the Annual Debt Service Payment (IO) for the Mortgage Loan Cut-off Date Balance, In-place Senior Debt Service, and annual debt service for Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Ann Debt Service ($)
B-4

ATTACHMENT C

INSTRUCTIONS

For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

1.	We were instructed by the Company to assume the LIBOR rate is 1.9375% where denoted in the Calculation Methodology.
2.	For two of the Mortgage Assets (Tower at Sherman Oaks, and 8571 Rivers Avenue), we were informed by the Company that the respective Mortgage Asset was still missing final amended legal documents as of the date of this report. Therefore, the final Loan Agreement, Promissory Note, and Cash Management Agreement for the aforementioned unclosed Mortgage Assets were not provided to us. We were instructed by the Company to assume the attribute is accurate and not perform any procedure for the Compared Attributes affected by the aforementioned Source Documents. For these Mortgage Asset, for the purposes of recomputing the Recomputed Attributes in Attachment B that utilize in the calculation methodology a Compared Attribute from Attachment A, the Company instructed us to assume the value in the Data File is accurate.
3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Compared Attribute(s):

C-1

 ATTACHMENT C

Property Name (s)	Compared Attribute(s)	Company Instruction
5601 and 5701 Sixth Avenue South	As-Is Appraised Value	Provided by the Company
135 American Legion Highway	As-Is Appraised Value	Provided by the Company
135 American Legion Highway	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
240 Greenwich Avenue	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Provided by the Company
240 Greenwich Avenue	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
324 Grand Street	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
428 Broadway	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Provided by the Company
428 Broadway	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
471-476 Central Park West	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
5601 and 5701 Sixth Avenue South	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Aspenwood Apartments	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Cheyenne Crossings	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Geringer Multifamily Portfolio	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Hidden Cove Apartments	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Holladay on 9th	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
North First Street	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Park Sixty	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Park Village Apartments	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Stark Street Crossings	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
C-2

ATTACHMENT C

Property Name (s)	Compared Attribute(s)	Company Instruction
The Beacon La Costa	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
The Chocolate Factory	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Provided by the Company
The Chocolate Factory	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
The Dewberry Charleston	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Waterstone	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
West 107th Street	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
West 107th Street	Cash Management (Springing/In-place)	Provided by the Company

C-3